Risk management	12 Months Ended
Dec. 31, 2020
Disclosure of risk management [Abstract]
Risk Management

4. RISK MANAGEMENT

The Group’s operating activity is exposed to various financial risks and the and the main types of risks are credit risk, market risk, liquidity risk and etc. The risk management department analyze and assess the level of complex risks in order to manage the risks and the risk management standards such as policies, regulations, management systems and decision-making have been established and operated for sound management of the Group.

The risk management organization is operated by risk management committee, risk management responsible, and risk management department. The Board of Directors operates a risk management committee comprised of outside directors for professional risk management. The risk management committee plays a role as the top decision-making body in risk management by establishing basic policies for risk management that are in line with the Group’s management strategy and determining the risk level that the Group is willing to take. The risk management office (CRO) assists the risk management committee and operates a group risk management council comprised of risk management managers of subsidiaries to periodically check and improve the risk burden of external environments and the Group. The risk management department is independent and is in charge of risk management of the Group. It also supports reporting and decision-making of key risk-related issues.

(1) Credit risk

Credit risk represents the possibility of financial losses incurred due to the refusal of the transaction or when the counterparty fails to fulfill its contractual obligations. The goal of credit risk management is to maintain the Group’s credit risk exposure to a permissible degree and to optimize its rate of return considering such credit risk.

1) Credit risk management

The Group considers the probability of failure in performing the obligation of its counterparties, credit exposure to the counterparty, the related default risk and the rate of default loss. The Group uses the credit rating model to assess the possibility of counterparty’s default risk; and when assessing the obligor’s credit grade, other than quantitative methods utilizing financial statements and others, and assessor’s judgement, the Group utilizes credit grades derived using statistical methods.

In order to manage credit risk limit, the Group establishes the appropriate credit line per obligor, company or industry. It monitors obligor’s credit line, total exposures and loan portfolios when approving the loan.

The Group mitigates credit risk resulting from the obligor’s credit condition by using financial and physical collateral, guarantees, netting agreements and credit derivatives. The Group has adopted the entrapment method to mitigate its credit risk. Credit risk mitigation is reflected in qualifying financial collateral, trade receivables, guarantees, residential and commercial real estate and other collaterals. The Group regularly performs a revaluation of collateral reflecting such credit risk mitigation.

2) Maximum exposure to credit risk

The Group’s maximum exposure to credit risk shows the uncertainties related to the maximum possible variation of financial assets’ net value as a result of changes in the specific risk factors, prior to the consideration of collaterals that are recorded at net book value after allowances and other credit enhancements. However, the maximum exposure is the fair value amount (recorded on the books) for derivatives, maximum contractual obligation for payment guarantees and unused amount of commitments for loan commitment.

The maximum exposure to credit risk as of December 31, 2019 and 2020 is as follows (Unit: Korean Won in millions):

		December 31, 2019	December 31, 2020
Loans and other financial assets at amortized cost(*1)	Korean treasury and government agencies	14,797,040	9,725,719
	Banks	18,597,206	19,493,189
	Corporates	101,041,110	114,131,994
	Consumers	159,282,337	176,755,176

	Sub-total	293,717,693	320,106,078

Financial assets at FVTPL(*2)	Deposit	27,901	48,796
	Debt securities	2,337,085	2,887,097
	Loans	212,473	676,291
	Derivative assets	2,921,903	6,901,742

	Sub-total	5,499,362	10,513,926

Financial assets at FVTOCI	Debt securities	26,795,161	28,948,141
Securities at amortized cost	Debt securities	20,320,539	17,020,839
Derivative assets	Derivative assets (Designated for hedging)	121,131	174,820
Off-balance accounts	Guarantees(*3)	12,618,917	11,809,456
	Loan commitments	103,651,674	112,088,680

	Sub-total	116,270,591	123,898,136

	Total	462,724,477	500,661,940

(*1)	Cash and cash equivalents are not included.
(*2)	Puttable financial instruments are not included.
(*3)	As of December 31, 2019 and 2020, the financial guarantee amount of 4,317,969 million Won and 4,163,382 million Won are included, respectively.

a) Credit risk exposure by geographical areas

The following tables analyze credit risk exposure by geographical areas (Unit: Korean Won in millions):

	December 31, 2019
	Korea	China	USA	UK	Japan	Others(*)	Total
Loans and other financial assets at amortized cost	268,316,454	5,108,144	5,077,666	1,844,374	1,172,209	12,198,846	293,717,693
Securities at amortized cost	20,104,604	—	66,747	—	—	149,188	20,320,539
Financial assets at FVTPL	5,488,229	10,409	—	—	724	—	5,499,362
Financial assets at FVTOCI	24,553,655	332,319	144,601	102,311	2	1,662,273	26,795,161
Derivative assets (Designated for hedging)	121,131	—	—	—	—	—	121,131
Off-balance accounts	112,602,603	1,211,857	387,795	78,850	46,662	1,942,824	116,270,591

Total	431,186,676	6,662,729	5,676,809	2,025,535	1,219,597	15,953,131	462,724,477

(*)	Others consist of financial assets in Indonesia, Hong Kong, Germany, Australia, and other countries.

	December 31, 2020
	Korea	China	USA	UK	Japan	Others(*)	Total
Loans and other financial assets at amortized cost	296,186,751	4,356,747	3,988,304	1,990,490	1,404,670	12,179,116	320,106,078
Securities at amortized cost	16,749,531	—	110,597	—	—	160,711	17,020,839
Financial assets at FVTPL	6,954,630	13,403	1,083,096	493,285	480,760	1,488,752	10,513,926
Financial assets at FVTOCI	25,966,333	608,893	1,092,636	5	5,460	1,274,814	28,948,141
Derivative assets (Designated for hedging)	—	—	165,458	3,740	—	5,622	174,820
Off-balance accounts	119,699,069	1,393,734	399,678	38,389	41,378	2,325,888	123,898,136

Total	465,556,314	6,372,777	6,839,769	2,525,909	1,932,268	17,434,903	500,661,940

(*)	Others consist of financial assets in Indonesia, Hong Kong, Germany, Australia, and other countries.

b) Credit risk exposure by industries

① The following tables analyze credit risk exposure by industries, which are service, manufacturing, finance and insurance, construction, individuals and others in accordance with the Korea Standard Industrial Classification Code as of December 31, 2019 and 2020 (Unit: Korean Won in millions):

	December 31, 2019
	Service	Manufacturing	Finance and insurance	Construction	Individuals	Others	Total
Loans and other financial assets at amortized cost	51,233,088	32,983,972	36,141,770	3,291,001	155,120,055	14,947,807	293,717,693
Securities at amortized cost	8,545,838	—	10,979,001	364,591	—	431,109	20,320,539
Financial assets at FVTPL	162,780	128,666	4,084,698	39,193	15,430	1,068,595	5,499,362
Financial assets at FVTOCI	85,609	139,098	18,968,456	10,047	9,241	7,582,710	26,795,161
Derivative assets (Designated for hedging)	—	—	121,131	—	—	—	121,131
Off-balance accounts	17,813,366	23,841,881	10,015,897	4,161,139	53,335,209	7,103,099	116,270,591

Total	77,840,681	57,093,617	80,310,953	7,865,971	208,479,935	31,133,320	462,724,477

	December 31, 2020
	Service	Manufacturing	Finance and insurance	Construction	Individuals	Others	Total
Loans and other financial assets at amortized cost	56,627,927	35,933,953	35,450,774	3,493,000	172,116,780	16,483,644	320,106,078
Securities at amortized cost	492,172	6,691	8,926,909	302,225	—	7,292,842	17,020,839
Financial assets at FVTPL	301,296	234,712	8,520,127	32,240	14,619	1,410,932	10,513,926
Financial assets at FVTOCI	475,881	207,903	23,017,149	142,396	—	5,104,812	28,948,141
Derivative assets (Designated for hedging)	—	—	174,820	—	—	—	174,820
Off-balance accounts	18,828,656	21,460,581	12,086,935	4,060,358	62,477,117	4,984,489	123,898,136

Total	76,725,932	57,843,840	88,176,714	8,030,219	234,608,516	35,276,719	500,661,940

② The detailed industries of financial assets and corporate loans that have been affected by the spread of COVID-19 as of December 31, 2020 are as follow and the industries that can be affected may change by future economic conditions (Unit: Korean Won in millions):

< Woori Bank >

			Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI
Service business	Distribution business	General retail business	1,070,789	11,944	5,461
		General wholesale business	1,407,563	3,573	—
		Sub-total	2,478,352	15,517	5,461
		Accommodation business	1,525,157	9,305	5,471
		Travel business	59,858	—	—
		Art/sports, leisure service	1,467,643	17,739	—
		Food business	1,078,832	2,515	—
		Transportation business	395,873	461	8,752
		Education business	367,701	489	—
		Others	1,286,578	2,691	—
		Sub-total	8,659,994	48,717	19,684
Manufacturing		Textile	2,281,344	6,608	6,559
		Metal	1,390,290	47,903	—
		Non-metal	698,478	8,357	—
		Chemical	1,819,207	19,161	—
		Transportation	3,268,095	2,060	—
		Electronics	1,424,297	19,280	—
		Cosmetics	323,231	217	—
		Others	368,123	277	—
		Sub-total	11,573,065	103,863	6,559

Total			20,233,059	152,580	26,243

			Off-balance accounts	Total
Service business	Distribution business	General retail business	897,101	1,985,295
		General wholesale business	483,360	1,894,496
		Sub-total	1,380,461	3,879,791
		Accommodation business	152,059	1,691,992
		Travel business	21,350	81,208
		Art/sports, leisure service	114,388	1,599,770
		Food business	135,680	1,217,027
		Transportation business	193,578	598,664
		Education business	48,064	416,254
		Others	318,641	1,607,910
		Sub-total	2,364,221	11,092,616
Manufacturing		Textile	1,064,005	3,358,516
		Metal	1,581,887	3,020,080
		Non-metal	377,506	1,084,341
		Chemical	3,233,405	5,071,773
		Transportation	2,183,616	5,453,771
		Electronics	1,789,605	3,233,182
		Cosmetics	54,518	377,966
		Others	1,483,551	1,851,951
		Sub-total	11,768,093	23,451,580

Total			14,132,314	34,544,196

< Woori Card Co., Ltd. >

	Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI	Off-balance accounts	Total
Accommodation business	4,959	—	—	12,315	17,274
Travel business	2,175	—	—	25,367	27,542
Aviation	479	—	—	4,179	4,658
Cosmetics industry	2,462	—	—	13,376	15,838
Distribution business	8,050	—	—	44,354	52,404
Food industry	33,084	—	—	163,711	196,795
Art/sports, leisure service	6,156	—	—	51,962	58,118
Total	57,365	—	—	315,264	372,629

<Woori Financial Capital Co., Ltd.>

			Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI
Service business	Distribution business	General retail business	8,978	—	—
		General wholesale business	57,587	—	—
		Sub-total	66,565	—	—
		Accommodation business	6,292	—	—
		Travel business	1,293	—	—
		Art/sports, leisure service	615	—	—
		Food business	21,774	—	—
		Transportation business	28,270	—	—
		Education business	1,132	—	—
		Others	365,860	27,364	—
		Sub-total	491,801	27,364	—
Manufacturing		Textile	29,415	—	—
		Metal	17,963	—	—
		Non-metal	4,780	—	—
		Chemical	2,501	—	—
		Transportation	52,514	—	—
		Electronics	12,665	—	—
		Cosmetics	—	—	—
		Others	5,335	—	—
		Sub-total	125,173	—	—
Total COVID-19 vulnerable business			616,974	27,364	—
Other business		Others	6,202,754	225,078	—

Total			6,819,728	252,442	—

			Off-balance accounts	Total
Service business	Distribution business	General retail business	—	8,978
		General wholesale business	—	57,587
		Sub-total	—	66,565
		Accommodation business	—	6,292
		Travel business	—	1,293
		Art/sports, leisure service	—	615
		Food business	—	21,774
		Transportation business	—	28,270
		Education business	—	1,132
		Others	38,681	431,905
		Sub-total	38,681	557,846
Manufacturing		Textile	—	29,415
		Metal	3,365	21,328
		Non-metal	—	4,780
		Chemical	—	2,501
		Transportation	—	52,514
		Electronics	—	12,665
		Cosmetics	—	—
		Others	—	5,335
		Sub-total	3,365	128,538
Total COVID-19 vulnerable business			42,046	686,384
Other business		Others	333,766	6,761,598

Total			375,812	7,447,982

< Woori Investment Bank Co., Ltd. >

	Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI	Off-balance accounts	Total
Accommodation business	44,900	—	—	—	44,900
Distribution business	15,716	20,000	—	—	35,716
Art/sports, leisure service	28,000	—	—	—	28,000
Total	88,616	20,000	—	—	108,616

3) Credit risk exposure

a) Financial assets

The maximum exposure to credit risk by asset quality, except for financial assets at FVTPL and derivative asset (Designated for hedging) as of December 31, 2019 and 2020 is as follows (Unit: Korean Won in millions):

	December 31, 2019
	Stage 1		Stage 2		Stage 3	Total	Allowance for credit losses	Total, net
	Above appropriate credit rating(*1)	Less than a limited credit rating(*3)	Above appropriate credit rating(*2)	Less than a limited credit rating(*3)
Loans and other financial assets at amortized cost	255,709,205	19,823,451	8,712,860	9,625,024	1,504,172	295,374,712	(1,657,019)	293,717,693
Korean treasury and government agencies	14,789,933	10,390	—	—	1	14,800,324	(3,284)	14,797,040
Banks	18,336,664	109,667	150,318	—	21,907	18,618,556	(21,350)	18,597,206
Corporates	82,286,304	15,201,687	485,469	3,267,311	792,375	102,033,146	(992,036)	101,041,110
General business	45,769,233	6,191,625	441,089	1,620,761	544,238	54,566,946	(678,237)	53,888,709
Small- and medium-sized enterprise	32,180,551	8,507,800	44,380	1,586,865	230,901	42,550,497	(287,027)	42,263,470
Project financing and others	4,336,520	502,262	—	59,685	17,236	4,915,703	(26,772)	4,888,931
Consumers	140,296,304	4,501,707	8,077,073	6,357,713	689,889	159,922,686	(640,349)	159,282,337
Securities at amortized cost	20,326,050	—	—	—	—	20,326,050	(5,511)	20,320,539
Financial assets at FVTOCI(*4)	26,684,601	110,560	—	—	—	26,795,161	(8,569)	26,795,161

Total	302,719,856	19,934,011	8,712,860	9,625,024	1,504,172	342,495,923	(1,671,099)	340,833,393

	December 31, 2019
	Collateral value
	Stage1	Stage2	Stage3	Total
Loans and other financial assets at amortized cost	169,438,539	14,451,806	692,139	184,582,484
Korean treasury and government agencies	—	—	—	—
Banks	612,200	2,028	—	614,228
Corporates	55,602,818	2,335,496	394,860	58,333,174
General business	22,291,348	1,023,766	240,771	23,555,885
Small- and medium-sized enterprise	31,517,538	1,311,730	145,061	32,974,329
Project financing and others	1,793,932	—	9,028	1,802,960
Consumers	113,223,521	12,114,282	297,279	125,635,082
Securities at amortized cost	—	—	—	—
Financial assets at FVTOCI(*4)	—	—	—	—

Total	169,438,539	14,451,806	692,139	184,582,484

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporates are A- ~ BBB, and consumers are grades 1 ~ 6.
(*3)	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
(*4)	Financial assets at FVTOCI has been disclosed as the amount before deducting allowance for credit losses because allowance for credit losses does not reduce the carrying amount.

	December 31, 2020
	Stage 1		Stage 2		Stage 3	Total	Allowance for credit losses	Total, net
	Above appropriate credit rating(*1)	Less than a limited credit rating(*2)	Above appropriate credit rating(*1)	Less than a limited credit rating(*2)
Loans and other financial assets at amortized cost	278,729,012	21,249,885	10,356,251	10,143,839	1,623,276	322,102,263	(1,996,185)	320,106,078
Korean treasury and government agencies	9,674,891	1,063	52,279	—	—	9,728,233	(2,514)	9,725,719
Banks	19,301,570	105,890	75,876	—	25,598	19,508,934	(15,745)	19,493,189
Corporates	93,889,922	14,873,376	1,890,564	3,860,389	839,234	115,353,485	(1,221,491)	114,131,994
General business	61,082,336	9,013,955	1,349,053	2,585,868	576,078	74,607,290	(869,744)	73,737,546
Small- and medium-sized enterprise	27,504,992	5,415,312	538,909	1,207,706	227,003	34,893,922	(304,077)	34,589,845
Project financing and others	5,302,594	444,109	2,602	66,815	36,153	5,852,273	(47,670)	5,804,603
Consumers	155,862,629	6,269,556	8,337,532	6,283,450	758,444	177,511,611	(756,435)	176,755,176
Securities at amortized cost	17,025,405	—	—	—	—	17,025,405	(4,566)	17,020,839
Financial assets at FVTOCI(*3)	28,789,281	158,860	—	—	—	28,948,141	(9,631)	28,948,141

Total	324,543,698	21,408,745	10,356,251	10,143,839	1,623,276	368,075,809	(2,010,382)	366,075,058

	December 31, 2020
	Collateral value
	Stage1	Stage2	Stage3	Total
Loans and other financial assets at amortized cost	187,731,443	15,677,871	696,709	204,106,023
Korean treasury and government agencies	19,280	—	—	19,280
Banks	1,003,971	—	—	1,003,971
Corporates	62,817,305	3,963,101	400,340	67,180,746
General business	35,578,470	2,670,480	271,815	38,520,765
Small- and medium-sized enterprise	25,404,002	1,290,941	118,265	26,813,208
Project financing and others	1,834,833	1,680	10,260	1,846,773
Consumers	123,890,887	11,714,770	296,369	135,902,026
Securities at amortized cost	—	—	—	—
Financial assets at FVTOCI(*3)	—	—	—	—

Total	187,731,443	15,677,871	696,709	204,106,023

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
(*3)	Financial assets at FVTOCI has been disclosed as the amount before deducting allowance for credit losses because allowance for credit losses does not reduce the carrying amount.

b) Guarantees and commitments

The credit quality of the guarantees and loan commitments as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

	December 31, 2019
Financial assets	Stage 1		Stage 2		Stage3	Total
	Above appropriate credit rating(*1)	Less than a limited credit rating(*3)	Above appropriate credit rating(*2)	Less than a limited credit rating(*3)
Off-balance accounts
Guarantees	10,952,917	1,333,561	355	223,657	108,427	12,618,917
Loan Commitments	97,854,790	3,479,295	1,388,136	906,033	23,420	103,651,674

Total	108,807,707	4,812,856	1,388,491	1,129,690	131,847	116,270,591

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporates are A- ~ BBB, and consumers are grades 1 ~ 6.
(*3)	Credit grade of corporate are BBB- ~ C, and consumers are grades 7 ~ 10.

	December 31, 2020
Financial assets	Stage 1		Stage 2		Stage3	Total
	Above appropriate credit rating(*1)	Less than a limited credit rating(*2)	Above appropriate credit rating(*1)	Less than a limited credit rating(*2)
Off-balance accounts
Guarantees	10,152,900	1,382,592	11,504	191,962	70,498	11,809,456
Loan Commitments	105,108,967	4,045,595	1,951,649	977,185	5,284	112,088,680

Total	115,261,867	5,428,187	1,963,153	1,169,147	75,782	123,898,136

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporate are BBB- ~ C, and consumers are grades 7 ~ 10.

4) Collateral and other credit enhancements

For the years ended December 31, 2019 and 2020, there have been no significant changes in the value of collateral or other credit enhancements held by the Group and there have been no significant changes in collateral or other credit enhancements due to changes in the collateral policy of the Group.

5) Among financial assets that measured allowance for credit losses at lifetime expected credit losses, amortized costs before changes in contractual cash flows as of December 31, 2019 and 2020 are 18,735 million Won and 265,760 million Won, respectively, with net losses recognized along with the changes 82 million Won and 12,786 million Won, respectively.

6) As the Group manages receivables that have not lost the right of claim to the debtor for the grounds of incomplete statute limitation and uncollected receivables under the related laws as receivable charge-offs, the balance as of December 31, 2019 and 2020 are 9,667,199 million Won and 9,986,186 million Won. In addition, the contractual non-recoverable amount of financial assets amortized for the year ended December 31, 2020, but still in the process of recovery is 390,854 million Won.

(2) Market risk

Market risk is the possible risk of loss arising from trading position and non-trading position as a result of the volatility of market factors such as interest rates, stock prices and foreign exchange rates.

1) Market risk management

Market risk management refers to the process of making and implementing decisions for the avoidance, acceptance or mitigation of risks by identifying the underlying source of the risks and measuring its level, and evaluating the appropriateness of the level of accepted market risks.

a) Trading activities

The Group uses the standard method and the internally developed model (the Bank) in measuring market risk for trading positions, and allocates market risk capital through the Risk Management Committee. Risk management departments of the Group and its subsidiaries manage limits in detail including those on risk and loss with their management result regularly reported to the Risk Management Committee.

Woori Bank, a subsidiary of the Group, uses the internal model approved by the Financial Supervisory Service to measure the VaR using the Historical Simulation Method based on a 99% confidence level and a 10-day retention period, and calculates the required capital risk for calculating the BIS ratio. For internal management purposes, limit management is performed on a daily basis measuring VaR based on a 99% confidence and 1 day retention period. In addition, Woori Bank perform a daily verification that compares VaR measurement and profit and loss to verify the suitability of the model.

The minimum, maximum and average VaR of the Bank for the year December 31, 2019 and 2020, and the VaR of the Bank as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

	December 31, 2019	For the year ended December 31, 2019			December 31, 2020	For the year ended December 31, 2020
Risk factor		Average	Maximum	Minimum		Average	Maximum	Minimum
Interest rate	5,052	3,406	5,725	1,176	6,815	7,959	15,065	2,427
Stock price	3,730	3,203	5,935	1,146	2,283	5,783	14,394	1,982
Foreign currencies	5,028	5,033	6,469	4,395	11,160	8,814	11,233	4,613
Commodity price	—	1	32	—	—	—	—	—
Diversification	(6,233)	(5,127)	(9,229)	(2,339)	(11,087)	(11,175)	(18,796)	(3,452)

Total VaR(*)	7,577	6,516	8,932	4,378	9,171	11,381	21,896	5,570

(*)	VaR (Value at Risk): Retention period of 1 day, Maximum expected losses under 99% level of confidence.

b) Non-trading activities

The Bank manages and measures interest risk for non-trading activities through ΔNII(Change in Net Interest Income) and ΔEVE(Change in Economic Value of Equity) in accordance with IRRBB(Interest Rate Risk in the Banking Book) introduced at the end of 2019.

ΔNII represents a change in net interest income that may occur over a certain period (e.g. one year) due to changes in net interest income, and ΔEVE indicates the economic value changes in equity capital that could be caused by changes in interest rates affecting the present value of asset, liabilities, and others.

Subsidiaries other than the Bank measure and manage interest rate risk with interest rates EaR(Earnings at Risk) and VaR(Value at Risk). The interest rate EaR represents the maximum expected change in profit or loss that could occur over a period of time (e.g. one year) due to unfavorable interest rate changes, which shows the maximum reduction scale in net interest. The interest rate VaR represents the maximum expected loss that indicates how unfavorable changes in interest rates can reduce the value of the net asset at any given point in time, now or in the future.

For assets and liabilities as of December 31, 2019 and 2020 that include bank, consolidated trusts and subsidiaries of the bank, details of ΔEVE and ΔNII calculated based on interest rate risk in banking book (IRRBB) are as follows (Unit: Korean Won in millions):

December 31, 2019		December 31, 2020
ΔEVE(*1)	ΔNII(*2)	ΔEVE(*1)	ΔNII(*2)
490,981	162,023	634,596	66,138

(*1)	ΔEVE: change in Economic Value of Equity
(*2)	ΔNII: change in Net Interest Income

For the remaining subsidiaries except the bank, consolidated trusts, and consolidated subsidiaries of the bank as of December 31, 2019 and 2020, the interest rate EaR and VaR calculated based on the BIS Framework are as follows (Unit: Korean Won in millions):

	December 31, 2019		December 31, 2020
	EaR(*1)	VaR(*2)	EaR(*1)	VaR(*2)
Woori Card Co., Ltd.	100,213	85,010	106,645	157,085
Woori Financial Capital Co., Ltd.	—	—	3,701	12,550
Woori Investment Bank Co., Ltd.	7,629	958	1,479	5,005
Woori Asset Trust Co., Ltd.	—	—	3,211	398
Woori Asset Management Corp.	256	2,486	64	493
Woori Private Equity Asset Management Co., Ltd	416	80	193	37
Woori Global Asset Management Co., Ltd.	386	84	119	318

(*1)	EaR (Earning at Risk): Change of maximum expected income and expense
(*2)	VaR (Value at Risk): Maximum expected losses

The Group estimates and manages risks related to changes in interest rate due to the difference in the maturities of interest-bearing assets and liabilities and discrepancies in the terms of interest rates. Cash flows (both principal and interest), interest bearing assets and liabilities, presented by each re-pricing date, are as follows (Unit: Korean Won in millions):

	December 31, 2019
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Asset:
Loans and other financial assets at amortized cost	153,023,603	49,505,606	12,505,250	10,506,470	57,582,270	5,209,670	288,332,869
Financial assets at FVTPL	150,149	23,648	63,825	34,299	131,206	13,347	416,474
Financial assets at FVTOCI	5,414,586	5,486,113	3,450,669	3,174,893	9,367,756	318,371	27,212,388
Securities at amortized cost	1,844,868	1,696,004	738,383	1,409,549	14,869,227	858,142	21,416,173

Total	160,433,206	56,711,371	16,758,127	15,125,211	81,950,459	6,399,530	337,377,904

Liability:
Deposits due to customers	116,490,812	45,803,202	32,683,132	26,740,013	43,175,232	59,305	264,951,696
Borrowings	12,105,234	1,910,759	1,048,991	706,952	3,264,861	509,359	19,546,156
Debentures	2,378,211	2,894,577	3,330,658	2,466,142	19,211,409	2,537,391	32,818,388

Total	130,974,257	50,608,538	37,062,781	29,913,107	65,651,502	3,106,055	317,316,240

	December 31, 2020
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Asset:
Loans and other financial assets at amortized cost	177,214,415	54,035,826	12,410,513	11,140,520	64,799,854	5,170,572	324,771,700
Financial assets at FVTPL	609,542	263,510	91,791	94,879	150,148	13,239	1,223,109
Financial assets at FVTOCI	4,344,718	3,339,086	3,751,882	2,915,238	14,648,033	473,124	29,472,081
Securities at amortized cost	1,372,094	1,471,309	933,715	1,869,352	11,080,632	1,018,002	17,745,104

Total	183,540,769	59,109,731	17,187,901	16,019,989	90,678,667	6,674,937	373,211,994

Liability:
Deposits due to customers	127,557,303	46,471,099	35,455,403	29,354,652	52,395,811	50,655	291,284,923
Borrowings	11,223,338	2,832,846	1,126,728	949,892	3,828,384	452,495	20,413,683
Debentures	3,246,233	3,396,427	3,929,346	3,495,915	21,899,788	3,257,026	39,224,735

Total	142,026,874	52,700,372	40,511,477	33,800,459	78,123,983	3,760,176	350,923,341

2) Currency risk

Currency risk arises from the financial instruments denominated in foreign currencies other than the functional currency. Therefore, no currency risk arises from non-monetary items or financial instruments denominated in the functional currency.

Financial instruments in foreign currencies exposed to currency risk as of December 31, 2019 and 2020 are as follows (Unit: USD in millions, JPY in millions, CNY in millions, EUR in millions, and Korean Won in millions):

	December 31, 2019
	USD		JPY		CNY		EUR		Others	Total
	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Korean Won equivalent	Korean Won equivalent
Asset
Loans and other financial assets at amortized cost	22,916	26,531,794	150,462	1,600,140	31,393	5,203,131	2,258	2,929,312	5,272,352	41,536,729
Financial assets at FVTPL	165	190,733	5,322	56,602	25	4,155	105	135,827	64,185	451,502
Financial assets at FVTOCI	2,679	3,102,752	—	—	2,005	332,319	25	33,017	406,753	3,874,841
Securities at amortized cost	319	369,677	—	—	—	—	40	52,139	97,092	518,908

Total	26,079	30,194,956	155,784	1,656,742	33,423	5,539,605	2,428	3,150,295	5,840,382	46,381,980

Liability
Financial liabilities at FVTPL	251	291,102	4,415	46,957	—	—	68	87,776	83,790	509,625
Deposits due to customers	13,208	15,291,671	166,108	1,766,526	27,739	4,597,467	1,727	2,240,884	3,247,164	27,143,712
Borrowings	6,588	7,627,665	11,061	117,634	16	2,743	515	668,060	499,046	8,915,148
Debentures	3,999	4,629,944	—	—	—	—	105	136,230	271,790	5,037,964
Other financial liabilities	3,016	3,492,462	11,240	119,529	3,079	510,281	359	466,240	6,906	4,595,418

Total	27,062	31,332,844	192,824	2,050,646	30,834	5,110,491	2,774	3,599,190	4,108,696	46,201,867

Off-balance accounts	7,030	8,139,395	34,316	364,946	4,525	749,973	560	726,323	634,870	10,615,507

	December 31, 2020
	USD		JPY		CNY		EUR		Others	Total
	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Korean Won equivalent	Korean Won equivalent
Asset
Cash and cash equivalents	5,584	6,074,879	22,832	240,710	4,580	764,686	115	154,154	501,900	7,736,329
Loans and other financial assets at amortized cost	21,687	23,595,957	172,782	1,821,554	24,230	4,045,435	2,001	2,678,382	4,857,438	36,998,766
Financial assets at FVTPL	280	304,146	18,855	198,781	73	11,989	248	332,182	88,745	935,843
Financial assets at FVTOCI	2,741	2,981,832	—	—	2,601	434,258	37	49,789	565,893	4,031,772
Securities at amortized cost	319	347,570	—	—	—	—	34	45,197	115,534	508,301

Total	30,611	33,304,384	214,469	2,261,045	31,484	5,256,368	2,435	3,259,704	6,129,510	50,211,011

Liability
Financial liabilities at FVTPL	426	463,678	14,493	152,792	—	—	158	211,525	115,429	943,424
Deposits due to customers	16,664	18,130,448	220,153	2,320,983	26,733	4,463,300	1,532	2,050,400	3,443,631	30,408,762
Borrowings	5,657	6,154,464	48,446	510,750	—	—	590	789,955	697,234	8,152,403
Debentures	3,973	4,322,800	—	—	—	—	—	—	444,711	4,767,511
Other financial liabilities	2,381	2,590,147	6,705	70,690	1,853	309,319	64	85,553	193,128	3,248,837

Total	29,101	31,661,537	289,797	3,055,215	28,586	4,772,619	2,344	3,137,433	4,894,133	47,520,937

Off-balance accounts	7,441	8,095,297	24,992	263,478	3,007	502,106	533	712,846	556,988	10,130,715

(3) Liquidity risk

Liquidity risk refers to the risk that the Group may encounter difficulties in meeting obligations from its financial liabilities.

1) Liquidity risk management

Liquidity risk management is to prevent potential cash shortages as a result of mismatching the use of funds (assets) and sources of funds (liabilities) or unexpected cash outflows. The financial liabilities that are relevant to liquidity risk are incorporated within the scope of risk management. Derivatives instruments are excluded from those financial liabilities as they reflect expected cash flows for a pre-determined period.

Assets and liabilities are grouped by account under Asset Liability Management (“ALM”) in accordance with the characteristics of the account. The Group manages liquidity risk by identifying the maturity gap and such gap ratio through various cash flows analysis (i.e. based on remaining maturity and contract period, etc.), while maintaining the gap ratio at or below the target limit.

2) Maturity analysis of non-derivative financial liabilities

a)	Cash flows of principals and interests by remaining contractual maturities of non-derivative financial liabilities as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

	December 31, 2019
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	115,156	—	—	—	—	—	115,156
Deposits due to customers	166,474,535	36,697,168	24,634,859	31,233,844	6,590,119	1,877,594	267,508,119
Borrowings	8,596,202	2,948,384	2,162,846	1,880,424	3,682,214	520,936	19,791,006
Debentures	2,378,211	2,894,577	3,330,658	2,466,142	19,211,409	2,537,391	32,818,388
Lease liabilities	46,072	42,549	37,420	35,210	232,985	40,698	434,934
Other financial liabilities	11,242,367	60,981	119,633	10,344	71,561	2,660,640	14,165,526

Total	188,852,543	42,643,659	30,285,416	35,625,964	29,788,288	7,637,259	334,833,129

	December 31, 2020
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	64,183	135,232	42,418	112,102	—	—	353,935
Deposits due to customers	191,660,253	34,349,298	25,213,410	31,144,452	9,230,904	1,793,143	293,391,460
Borrowings	10,159,819	2,524,572	1,714,490	1,866,810	4,177,634	463,376	20,906,701
Debentures	3,246,233	3,396,427	3,929,346	3,495,915	21,899,788	3,257,228	39,224,937
Lease liabilities	53,429	44,551	40,809	34,761	201,113	34,780	409,443
Other financial liabilities	8,121,978	70,277	10,294	10,897	451,096	2,142,772	10,807,314

Total	213,305,895	40,520,357	30,950,767	36,664,937	35,960,535	7,691,299	365,093,790

b)	Cash flows of principals and interests by expected maturities of non-derivative financial liabilities as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

	December 31, 2019
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	115,156	—	—	—	—	—	115,156
Deposits due to customers	175,309,271	38,219,793	23,649,424	24,102,750	5,547,232	150,233	266,978,703
Borrowings	8,596,202	2,948,384	2,162,846	1,880,424	3,682,214	520,936	19,791,006
Debentures	2,378,211	2,894,577	3,330,658	2,466,142	19,211,409	2,537,391	32,818,388
Lease liabilities	46,072	42,549	37,420	35,210	232,985	40,698	434,934
Other financial liabilities	11,242,367	60,981	119,633	10,344	71,561	2,660,640	14,165,526

Total	197,687,279	44,166,284	29,299,981	28,494,870	28,745,401	5,909,898	334,303,713

	December 31, 2020
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	68,909	131,496	41,428	112,102	—	—	353,935
Deposits due to customers	199,931,480	35,912,096	23,924,403	25,477,917	7,582,278	105,413	292,933,587
Borrowings	10,159,819	2,524,572	1,714,490	1,866,810	4,177,634	463,376	20,906,701
Debentures	3,246,233	3,396,427	3,929,346	3,495,915	21,899,788	3,257,228	39,224,937
Lease liabilities	53,429	44,894	40,949	35,074	208,125	36,950	419,421
Other financial liabilities	8,121,978	70,277	10,294	10,897	451,096	2,142,772	10,807,314

Total	221,581,848	42,079,762	29,660,910	30,998,715	34,318,921	6,005,739	364,645,895

3) Maturity analysis of derivative financial liabilities

Derivatives held for trading purpose are not managed in accordance with their contractual maturity, since the Group holds such financial instruments with the purpose of disposing or redemption before their maturity. As such, those derivatives are incorporated as “within 3 months” in the table below. Derivatives designated for hedging purpose are estimated by offsetting cash inflows and cash outflows.

The cash flow by the maturity of derivative financial liabilities as of December 31, 2019 and 2020 is as follows (Unit: Korean Won in millions):

		Remaining maturity
		Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
December 31, 2019	Cash flow risk hedge	1,839	(341)	(298)	(247)	6,249	—	7,202
	Trading purpose	2,843,195	—	—	—	—	—	2,843,195
December 31, 2020	Cash flow risk hedge	2,655	6,004	515	239	55,744	—	65,157
	Fair value risk hedge	255	(302)	233	(287)	126	—	25
	Trading purpose	6,460,472	—	—	—	—	—	6,460,472

4) Maturity analysis of off-balance accounts (Guarantees loan commitments and others)

A financial guarantee represents an irrevocable undertaking that the Group should meet a customer’s obligations to third parties if the customer fails to do so. The loan commitment represents the limit if the Group has promised a credit to the customer. Commitments to lend include commercial standby facilities and credit lines, liquidity facilities to commercial paper conduits and utilized overdraft facilities. The maximum limit to be paid by the Group in accordance with guarantees and loan commitment only applies to principal amounts. There are contractual maturities for financial guarantees, such as guarantees for debentures issued or loans, unused loan commitments, and other guarantees, however, under the terms of the guarantees and unused loan commitments, funds should be paid upon demand from the counterparty. Details of off-balance accounts are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Guarantees	12,618,917	11,809,456
Loan commitments	103,651,674	112,088,680
Other commitments	3,411,334	4,912,690

(4) Operational risk

The Group defines the operational risk that could cause a negative effect on capital resulting from inadequate internal process, labor work and systematic problem or external factors.

1) Operational risk management

The Group has established and operated an operating risk management system to strengthen external competitiveness, reduce risk capital volume, enhance operational risk management capacity and prevent accidents through compliance with Basel II, and has obtained approval from the Financial Supervisory Service for “Advanced Measurement Approaches”(AMA) based on self-compliance verification and independent third-party inspection results.

2) Operational risk measurement

The Group is applying the basic indicator method for the purpose of calculating the regulatory capital of operation risk, and the Bank is applying the advanced measurement method. The Bank applies AMA using internal and external loss data, business environment and internal control factors, and scenario analysis.

(5) Capital management

The Group complies with the standard of capital adequacy provided by financial regulatory authorities. The capital adequacy standard is based on Basel published by Basel III Committee on Banking Supervision in Bank for International Settlement in 2010 and was implemented in Korea in December 2013. The capital adequacy ratio is calculated by dividing own capital by asset (weighted with a risk premium – risk weighted assets) based on the consolidated financial statements of the Group.

According to the above regulations, the Group is required to meet the following new minimum requirements: Tier 1 common capital ratio of 7.0% and 8.0%, a Tier 1 capital ratio of 8.5% and 9.5%, and a minimum total capital ratio of 10.5% and 11.5% as of December 31, 2019 and 2020.

The risk management committee of the Group determines the risk appetite of the Group, allocates internal capital by risk type and major subsidiaries, and the major subsidiaries operate the capital efficiently within the allocated internal capital. The risk management department of the Group monitors internal capital limit management and reports it to the management and risk management committees. If internal capital is expected to exceed the limit due to new business or expansion of operations, the capital adequacy of the Group is managed by taking a preliminary review and approval process by the Risk Management Committee.

Details of the Group’s capital adequacy ratio as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

Details	December 31, 2019	December 31, 2020
Tier 1 capital	19,135,300	19,828,094
Other Tier 1 capital	3,340,252	3,533,648
Tier 2 capital	4,639,519	4,086,035

Total risk-adjusted capital	27,115,071	27,447,777

Risk-weighted assets for credit risk	209,802,895	178,114,590
Risk-weighted assets for market risk	5,586,757	6,086,905
Risk-weighted assets for operational risk	12,656,301	14,067,185

Total risk-weighted assets	228,045,953	198,268,680

Common Equity Tier 1 ratio	8.39%	10.00%

Tier 1 capital ratio	9.86%	11.78%

Total capital ratio	11.89%	13.84%